Expense Example - BlackRock Event Driven Equity Fund	Sep. 28, 2020 USD ($)
Investor A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 680
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,383
Expense Example, with Redemption, 10 Years	2,402
Investor C
Expense Example:
Expense Example, with Redemption, 1 Year	337
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,741
Institutional
Expense Example:
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	$ 1,707